UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09449

        Nuveen Insured California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:         5/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
	May 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.7% (2.5% of Total Investments)
$ 14,155	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	$8,427,462
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

	Education and Civic Organizations – 4.8% (3.2% of Total Investments)
1,675	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series	10/12 at 100.00	A2	1,711,967
	2002A, 5.250%, 10/01/30
9,000	California State University, Systemwide Revenue Bonds, Series 2002A, 5.125%, 11/01/26 –	11/12 at 100.00	AAA	9,159,660
	AMBAC Insured

10,675	Total Education and Civic Organizations			10,871,627

	Health Care – 6.6% (4.4% of Total Investments)
5,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A+	5,128,400
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	4,907,700
	Series 2006, 5.250%, 3/01/45
2,815	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/13 at 100.00	AAA	2,939,282
	Children’s Hospital, Series 2003C, 5.000%, 8/15/20 – AMBAC Insured
1,748	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,947,379
	System, Trust 2554, 15.140%, 7/01/47 – FSA Insured (IF)

14,563	Total Health Care			14,922,761

	Housing/Multifamily – 1.3% (0.8% of Total Investments)
1,000	California Statewide Community Development Authority, Student Housing Revenue Bonds,	8/12 at 100.00	N/R	948,520
	EAH-Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
1,905	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue	7/11 at 102.00	AAA	1,931,175
	Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.300%, 1/20/21 (Alternative
	Minimum Tax)

2,905	Total Housing/Multifamily			2,879,695

	Housing/Single Family – 0.2% (0.2% of Total Investments)
505	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	513,878
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 1.3% (0.8% of Total Investments)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	2,902,410
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)

	Long-Term Care – 1.3% (0.9% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A+	3,057,210
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22

	Tax Obligation/General – 25.8% (17.1% of Total Investments)
5,920	Cajon Valley Union School District, San Diego County, California, General Obligation Bonds,	8/10 at 102.00	AAA	5,992,638
	Series 2002B, 5.125%, 8/01/32 – MBIA Insured
2,900	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/21	8/13 at 100.00	A+	3,003,762
8,250	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/22 – MBIA Insured	2/12 at 100.00	AAA	8,421,188
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	AAA	235,929
	Series 2003A, 5.000%, 6/01/28 – FSA Insured
1,365	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	8/18 at 100.00	AAA	1,755,800
	Trust 2668, 15.350%, 8/01/28 – FSA Insured (IF)
10,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	Aa3	10,278,800
	2002A, 5.000%, 8/01/25 – FGIC Insured
1,000	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	1,047,730
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/25 – FSA Insured
1,500	Madera Unified School District, Madera County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,529,850
	2002, 5.000%, 8/01/28 – FSA Insured
2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AAA	1,964,000
	Bonds, Series 2007, 4.500%, 9/01/30 – FSA Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	BBB+	2,543,100
	2002, 5.250%, 8/01/21 – FGIC Insured
375	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	386,591
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,250	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/11 at 102.00	AAA	3,521,570
	Election of 1998, Series 2001C, 5.000%, 7/01/22 – FSA Insured
3,500	San Mateo County Community College District, California, General Obligation Bonds, Series	9/12 at 100.00	Aa1	3,585,855
	2002A, 5.000%, 9/01/26 – FGIC Insured
10,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	10,442,499
	2002A, 5.000%, 8/01/23 – FSA Insured
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	A	3,919,409
	Series 2007C, 5.000%, 10/01/32 – XLCA Insured

56,695	Total Tax Obligation/General			58,628,721

	Tax Obligation/Limited – 50.4% (33.5% of Total Investments)
1,450	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/13 at 102.00	BBB	1,511,930
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
6,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/11 at 101.00	AAA	7,170,593
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – FSA Insured
2,200	California Infrastructure Economic Development Bank, Los Angeles County, Revenue Bonds,	9/13 at 101.00	AAA	2,260,434
	Department of Public Social Services, Series 2003, 5.000%, 9/01/28 – AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/15 at 100.00	A	3,103,689
	Richmond Lab, Series 2005B, 5.000%, 11/01/30 – XLCA Insured
465	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	Baa3	468,622
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,400	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	1,382,682
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
7,035	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	AAA	7,200,745
	Community Facilities District 98-1, Series 2003, 5.000%, 9/01/28 – MBIA Insured
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	5/11 at 101.00	AAA	3,245,451
	Project, Series 2002A, 5.125%, 11/01/25 – MBIA Insured
8,720	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	AAA	8,822,896
	Facility Phase II, Series 2001, 5.000%, 1/01/21 – AMBAC Insured
4,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A,	9/12 at 102.00	AAA	4,090,160
	5.000%, 9/01/21 – AMBAC Insured
4,985	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	5,480,858
	Revenue Bonds, Drivers Trust 2091, 11.873%, 6/01/45 – AGC Insured (IF)
8,780	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	Aaa	8,471,910
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
1,300	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	A3	1,231,165
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – XLCA Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	AAA	2,269,247
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/11 at 102.00	AAA	3,529,540
	Series 2001, 5.100%, 9/01/31 – AMBAC Insured
3,400	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/12 at 102.00	AAA	3,515,872
	Series 2002, 5.000%, 9/01/22 – AMBAC Insured
845	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	843,648
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
4,690	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	4,740,933
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
1,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	AAA	1,476,732
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
7,000	Los Angeles, California, Certificates of Participation, Series 2002, 5.200%, 4/01/27 –	4/12 at 100.00	AAA	7,224,910
	AMBAC Insured
8,470	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	8,657,865
	Series 2001, 5.200%, 8/01/29 – AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	AAA	5,139,700
	Area 1, Series 2002, 5.000%, 4/01/25 – MBIA Insured
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB+	3,011,310
	7/01/39 – FGIC Insured
405	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	403,773
	2005A, 5.000%, 9/01/35 – XLCA Insured
4,475	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside	6/12 at 101.00	AAA	4,619,990
	County Hospital Project, Series 1997B, 5.000%, 6/01/19 – MBIA Insured
505	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	512,545
	8/01/25 – AMBAC Insured
3,175	San Buenaventura, California, Certificates of Participation, Series 2001C, 5.250%, 2/01/31 –	2/11 at 101.00	AAA	3,199,575
	AMBAC Insured
3,730	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/09 at 101.00	Baa2	3,739,623
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	4,160,880
	Project, Series 2001F, 5.000%, 9/01/19 – MBIA Insured
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	AAA	1,017,410
	2005A, 5.000%, 8/01/28 – MBIA Insured
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1,	8/08 at 102.00	AAA	2,206,872
	Series 2002, 5.125%, 8/01/27 – MBIA Insured

112,405	Total Tax Obligation/Limited			114,711,560

	Transportation – 5.0% (3.3% of Total Investments)
7,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,907,575
	Bonds, Series 1999, 0.000%, 1/15/29
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,185	5.250%, 5/01/16 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A1	2,225,903
2,300	5.250%, 5/01/17 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A1	2,330,107

11,985	Total Transportation			11,463,585

	U.S. Guaranteed – 23.4% (15.6% of Total Investments) (4)
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,555,900
	5/01/18 (Pre-refunded 5/01/12)
35	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	Aa2 (4)	38,330
	Series 2002X, 5.150%, 12/01/23 (Pre-refunded 12/01/12) – FGIC Insured
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	2,671,750
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
2,250	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	AAA	2,442,938
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) – AMBAC Insured
9,000	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/11 at 100.00	AA– (4)	9,635,040
	of Participation, Series 2001B, 5.000%, 7/01/30 (Pre-refunded 7/01/11) – FGIC Insured
	Fresno Unified School District, Fresno County, California, General Obligation Bonds,
	Series 2002B:
1,135	5.125%, 8/01/23 – FGIC Insured (ETM)	8/10 at 102.00	A+ (4)	1,188,254
1,190	5.125%, 8/01/24 – FGIC Insured (ETM)	8/10 at 102.00	A+ (4)	1,245,835
1,245	5.125%, 8/01/25 – FGIC Insured (ETM)	8/10 at 102.00	A+ (4)	1,304,399
1,255	5.125%, 8/01/26 – FGIC Insured (ETM)	8/10 at 102.00	A+ (4)	1,288,283
2,070	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	8/10 at 102.00	AAA	2,165,965
	2002G, 5.125%, 8/01/26 – FSA Insured (ETM)
4,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,391,630
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	5,432,700
	5.125%, 1/01/27 (Pre-refunded 7/01/12) – MBIA Insured
4,225	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	7/08 at 101.00	AAA	4,277,686
	1998A, 5.200%, 7/01/32 (Pre-refunded 7/01/08) – MBIA Insured
3,380	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	3,823,422
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
2,980	Santa Clarita Community College District, Los Angeles County, California, General Obligation	8/11 at 101.00	AA– (4)	3,235,326
	Bonds, Series 2002, 5.125%, 8/01/26 (Pre-refunded 8/01/11) – FGIC Insured
2,460	Vacaville Unified School District, Solano County, California, General Obligation Bonds, Series	8/11 at 101.00	AAA	2,661,474
	2002, 5.000%, 8/01/26 (Pre-refunded 8/01/11) – FSA Insured

49,225	Total U.S. Guaranteed			53,358,932

	Utilities – 16.0% (10.6% of Total Investments)
9,000	Anaheim Public Finance Authority, California, Revenue Bonds, Electric System Distribution	10/12 at 100.00	AAA	9,192,690
	Facilities, Series 2002A, 5.000%, 10/01/27 – FSA Insured
10,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	10,384,500
	Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)
2,490	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	2,252,678
	2007A, 5.000%, 11/15/35
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	3,138,810
	2001A-1, 5.250%, 7/01/21 – FSA Insured
830	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	A–	830,930
	9/01/31 – XLCA Insured
1,775	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	7/08 at 101.00	AAA	1,788,579
	1998A, 5.200%, 7/01/32 – MBIA Insured
3,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001N,	8/11 at 100.00	AAA	3,029,850
	5.000%, 8/15/28 – MBIA Insured
5,630	Southern California Public Power Authority, Subordinate Revenue Refunding Bonds, Transmission	7/12 at 100.00	AAA	5,814,326
	Project, Series 2002A, 4.750%, 7/01/19 – FSA Insured

35,725	Total Utilities			36,432,363

	Water and Sewer – 10.7% (7.1% of Total Investments)
2,965	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	AAA	3,107,972
	Series 2002X, 5.150%, 12/01/23 – FGIC Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	772,628
	10/01/36 – FSA Insured
570	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	576,224
	5.000%, 4/01/36 – MBIA Insured
4,500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	4,716,270
	Capital Projects, Series 2003A, 5.000%, 10/01/23 – FSA Insured
2,425	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%,	12/13 at 100.00	Aaa	2,465,207
	12/01/33 – MBIA Insured
500	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AAA	502,620
	5.000%, 6/01/31 – MBIA Insured
9,185	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	9,276,023
	5.000%, 2/01/33 – FGIC Insured
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds,
	Series 2004A:
1,315	5.500%, 12/01/20 – XLCA Insured	12/14 at 100.00	A	1,390,244
1,415	5.500%, 12/01/21 – XLCA Insured	12/14 at 100.00	A	1,490,094

23,625	Total Water and Sewer			24,297,282

$ 338,463	Total Investments (cost $332,125,359) – 150.5%			342,467,486

	Other Assets Less Liabilities – 1.4%			3,111,724

	Preferred Shares, at Liquidation Value – (51.9)% (5)			(118,000,000)

	Net Assets Applicable to Common Shares – 100%			$227,579,210

As of May 31, 2008, at least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or
(ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s,
Standard & Poor’s or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.5)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $333,496,736.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$14,783,274
Depreciation	(5,812,524)

Net unrealized appreciation (depreciation) of investments	$ 8,970,750

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 29, 2008